Subordinated Liabilities - Changes (Details) $ in Millions				12 Months Ended
	Oct. 01, 2018 USD ($)	Dec. 29, 2016 USD ($)	Dec. 27, 2013 USD ($)	Dec. 31, 2019 USD ($) $ / $ item	Dec. 31, 2019 MXN ($) $ / $ item	Dec. 31, 2018 USD ($) $ / $ item	Dec. 31, 2018 MXN ($) $ / $ item
Financial liabilities
Exchange rate per one USD as of December 31, | item				18.8642	18.8642	19.6512	19.6512
Financial liabilities at beginning of period					$ 1,259,588
Financial liabilities at end of period					$ 1,299,114		$ 1,259,588
Subordinated liabilities | Financial liabilities at amortized cost
Financial liabilities
Exchange rate per one USD as of December 31, | $ / $				18.8642	18.8642	19.6512	19.6512
Financial liabilities at beginning of period				$ 1,894,000,000	$ 37,228	$ 1,825,000,000	$ 35,885
Issues						1,300,000,000
Redemptions				(77,000,000)		(1,223,000,000)
Transaction costs and accrued interest				(1,000,000)		(8,000,000)
Financial liabilities at end of period				1,816,000,000	34,267	1,894,000,000	37,228
Tier II Subordinated Capital Notes | Financial liabilities at amortized cost
Financial liabilities
Financial liabilities at beginning of period					1,546		26,054
Issues	$ 1,300,000,000		$ 1,300,000,000
Redemptions						$ (1,223,000,000)
Financial liabilities at end of period							1,546
Subordinated Additional Tier I Capital Notes | Financial liabilities at amortized cost
Financial liabilities
Financial liabilities at beginning of period					9,809		9,831
Issues		$ 500,000,000
Financial liabilities at end of period				$ 500,000,000	$ 9,420		$ 9,809